October 10, 2025
VIA EDGAR
The United States Securities
 and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject:
Nationwide Life Insurance Company
Registration Statement(s) filed on Form N-4
Nationwide Variable Account
Soloist	002-58043
Nationwide Variable Account - II
Nationwide O Series	333-258296
Nationwide Variable Account – 4
America’s marketFLEX II Annuity	333-135650
America’s marketFLEX Edge Annuity
America’s marketFLEX Advisor Annuity	333-140812
Nationwide Variable Account – 7
Sun Trust All American	033-89560
Compass All American
Nationwide Variable Account – 15
Nationwide Advisory Retirement Income Annuity	333-227783
Nationwide Advisory Retirement Income Annuity – New York	333-227780
Nationwide Jefferson National VA Separate Account 1
Monument Advisor New York	333-288440
Monument Advisor Select New York
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 and in lieu of filing under paragraph (c) of Rule 497, we hereby certify respecting the above-captioned registration statements on Form N-4 that:
(1)
the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, and
(2)
the text of the most recent amendment to the registration statement has been filed electronically.
Please contact the undersigned at (614) 249-7005 with any questions regarding this filing.
Very truly yours,
Nationwide Life Insurance Company
/s/ Jan Fischer
Jan Fischer
Senior Counsel
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies